Financial Instruments And Financial Risk Management - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 11, 2020 USD ($)	Aug. 12, 2019	Apr. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Loans and receivables				$ 2,438		$ 644
Borrowings, interest rate				10.00%
Non-current interest receivable				$ 837		0
Non-current loans and receivables				21,224		18,633
Derivative financial liabilities				$ 200
Significant unobservable input, assets				9.0
Purchase of interests in associates			$ 200
Increase Decrease in share price			$ 25
Increase through other contributions by owners, equity				$ 100
Unrealized foreign exchange loss				(2,394)		421
Expenses for bad and doubtful debt				400		300
Bad debts write-offs				400		200
Borrowing costs incurred	$ 200,000
Foreign exchange loss				(2,394)		421
Foreign exchange gain				(2,394)		421
Interest expense				200
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase through other contributions by owners, equity					$ 55
Working Capital				167,100
Borrowing costs incurred				200,000
Tenant Improvements				47,700
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Unrealized foreign exchange loss				2,400		400
Foreign exchange loss				2,400		400
Foreign exchange gain				$ 2,400		$ 400
Average rate of hedging instrument				0.00%		0.00%
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Equity stock price				10.00%
Increase in fair value of Equity market price				$ 6,700
Decrease in fair value of Equity market price				6,500
Share purchase warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease in share price				13,300		$ 200
Unrealized foreign exchange loss				1,800		12
Foreign exchange loss				1,800		12
Foreign exchange gain				$ 1,800		12
Randsburg Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Stock Issued During Period, shares, Stock Options Exercised | shares				18	18
Stock Issued During Period, Value, Stock Options Exercised				$ 100
Unrealized Gain (Loss) on Derivatives				47
Increase through other contributions by owners, equity				400
Warrants Outstanding				0
Wellbeings [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current loans and receivables				500
Expected Credit Loss on Loan receivable				$ 300
Bottom of range [member] | Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				17.60%
Bottom of range [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				12.00%
Top of range [member] | Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				18.10%
Top of range [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				12.70%
Lighthouse [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary		1.00%
Borrowings, maturity		18 months
Loans and receivables				$ 1,500		2,200
Impairment losses				$ 700		0
Verdant Creations LLC [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				5.25%
Percentage of risk-free rate				0.10%
Fair value gain loss on Financial asset				$ 900		2,000
Non-current financial assets at fair value through profit or loss				20,000		16,000
Non-current interest receivable				800		0
Current interest receivable				500		0
Gross loan commitments				16,900
Loan Amount Withdrawn				$ 17,100
Verdant Creations LLC [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of market rates				1.70%
Verdant Creations LLC [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of market rates				17.40%
Origin House [Member]
Disclosure of detailed information about financial instruments [line items]
Impairment losses				$ 200		0
Current financial assets at fair value through profit or loss				$ 400		$ 300
Valley Ag [Member] | Share purchase warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares outstanding | shares				6,200
Stock Issued During Period, shares, Stock Options Exercised | shares				43	43
Stock Issued During Period, Value, Stock Options Exercised				$ 200